Income Taxes - Summary of Reconciliations of Income Tax Expenses (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares
Income Tax Disclosure [Abstract]
Loss before income tax expense	¥ (329,252)	$ (47,737)	¥ (313,762)	¥ (91,835)
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax benefits at PRC statutory tax rate of 25%	¥ (82,313)	$ (11,934)	¥ (78,440)	¥ (22,959)
Effect of different tax rates in different jurisdictions	32,886	4,768	31,370	14,347
Non-deductible expenses	6,758	980	5,455	1,195
Additional deduction for qualified R&D expenses	(20,731)	(3,006)	(24,197)	(13,646)
Effect on adoption of preferential tax rate	3	0	22	(12)
Changes in tax rate in measurement of deferred tax	0	0	0	3,345
Statutory expense	2,151	312	2,636	(1,855)
Others	79	11	134	133
Change in valuation allowance	61,246	8,880	63,154	19,658
Total income tax expenses	¥ 79	$ 11	¥ 134	¥ 206
Effect of preferential tax rate inside the PRC on basic and dilutive loss per share | (per share)	¥ 0	$ 0	¥ 0	¥ 0